091-08284

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

RECEIVED
2010 APR -7 PM 3:34
SEC / TM

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FOR[redacted]

10046910

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FTSE All-World ex US Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

GSO

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

London Exchange, Toronto Exchange, Sao Paulo Exchange, Mexico City Exchange, Santiago Exchange, Bogota Exchange, Buenos Aires Exchange, Lima Exchange, NYSE Amex, Irish Exchange, Euronext France, Euronext Netherlands, Euronext Portugal, Euronext Belguim, Budapest Exchange, Italy Continuous, Spanish Stock Market International, Athens Exchange, Warsaw Exchange, Copenhagen Exchange, Oslo Exchange, Vienna Exchange, Swiss Six Exchange, Helsinki Exchange, Prague Exchange, Moscow Exchange, OMX Exchanges, Hong Kong Exchange, ASX National, Cairo Exchange, Taipei Exchange, Shenzen Exchange, Johannesburg Exchange, Indonesia Exchange, Kuala Lumpur, Manila Exchange, Bombay Exchange, Taiwan OTC (Gre Tai Securities Market), Prague Exchanges, Tel Aviv Exchange, Shangai Exchange, Bangkok Exchange, Casablanca Exchange, NZSE National Market, Karachi Exchange, Tokyo Exchange, Osaka Exchange, Bangkok Alien, Budapest Exchange, Istanbul Exchange, Singapore Exchange, Xetra Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir C. Bhattacharyya

Title:

Vice President - Legal

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

April 6, 2010

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	**APR - 7 2010**

SEC 2449 (1/99)

Sudhir Bhattacharyya
Vice President, Legal

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2920
fax: 212.656.8101
sbhattacharyya@nyx.com

NYSE Arca.

RECEIVED
2010 APR -7 PM 3: 32
SEC / TM

Via Overnight Mail

April 6, 2010

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Bank of America / GlobalShares / UBS

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Bank of America Capped Leveraged Index Return Notes linked to the S&P 500 Index due March 30, 2012 (Ticker Symbol: LDX)
- Bank of America Market Index Target Term Securities Linked to the Dow Jones Industrial Average Due March 27, 2015 (Ticker Symbol: SDA)
- GlobalShares FTSE All-World ETF linked to the FTSE All-World Index (Ticker Symbol: GSW)
- GlobalShares FTSE All-World ex US Fund ETF linked to the FTSE All-World ex US Index (Ticker Symbol: GSO)
- GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund ETF linked to the FTSE All-Cap Asia Pacific ex Japan Index (Ticker Symbol: GSZ)
- UBS E-TRACS Alerian MLP Infrastructure ETN linked to the Alerian MLP Infrastructure Index due April 2, 2040 (Ticker Symbol: MLPI)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR -7 2010